Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances (in Dollars)	$ 77,302	$ 77,302	$ 17,731	$ 17,731
Amortized cost of sales (in Dollars)	7,375		15,970		$ 17,199
Advances from customers (in Dollars)	$ 536		$ 609
Description of term	Payment terms and conditions vary by contract types, and terms typically include a requirement for payment within a period from 6 to 9 months.
Exception of equity rates | $ / shares	$ 1		$ 1
Average translation rates | $ / shares	$ 1		$ 1		$ 1
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exception of equity rates | ¥ / shares		$ 6.3757		$ 6.525
Average translation rates | ¥ / shares		$ 6.4531		$ 6.9042		¥ 6.9081
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	80.00%		70.00%
Number of customers	5		5
Accounts Receivable [Member] | Major Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	20.00%		14.00%		15.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	24.00%		18.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	21.00%		14.00%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	9.00%		13.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	20.00%		13.00%
Accounts Receivable [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	7.00%		12.00%
Accounts Payable [Member] | Supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	53.00%		37.00%
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($15,685). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of December 31, 2021, the tax years ended December 31, 2018 through December 31, 2021 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 74,963	$ 74,963	$ 17,730	$ 17,730